Earnings Per Share (Details) (USD $)	2 Months Ended	3 Months Ended					12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income attributable to NRG Yield, Inc.	$ 9,000,000	$ 0	$ 6,000,000	$ 6,000,000	$ 4,000,000	$ 4,000,000	$ 16,000,000	$ 13,000,000
Common Class C [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							6,000,000
Numerator:
Net income attributable to NRG Yield, Inc.							8,000,000.0	6,500,000.0
Denominator:
Weighted average number of common shares outstanding							28,000,000	23,000,000
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted							$ 0.30	$ 0.29
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							6,000,000
Numerator:
Net income attributable to NRG Yield, Inc.							$ 8,000,000.0	$ 6,500,000.0
Denominator:
Weighted average number of common shares outstanding							28,000,000	23,000,000
Basic and diluted loss per share:
Earnings per weighted average common share — basic and diluted							$ 0.30	$ 0.29